Stockholders' Equity	6 Months Ended
Jun. 30, 2013
Stockholders' Equity
Stockholders' Equity

7. Stockholders' Equity

Restricted Common Stock

In August 2005, the Company issued approximately 1,311,000 shares of its restricted common stock to its founders. The Company had a right to repurchase any unvested shares at a price of $0.0264 upon termination over the vesting period of the shares. In 2011, the Company repurchased approximately 7,000 unvested shares. There were no repurchases or transfers of shares in 2012 or 2010. As of December 31, 2011, all outstanding founders' shares were fully vested. The Company accounted for this issuance using an option pricing model to estimate the fair value of the stock and recognized the fair value of the stock at issuance over the vesting period. No stock compensation expense was recognized during the six months ended June 30, 2013 and 2012 or the years ended December 31, 2012 and 2011. The Company recognized $16,000 in compensation expense during the year ended December 31, 2010.

Shares Reserved for Future Issuance

Shares of the Company's common stock reserved for future issuance are as follows:

	June 30, 2013	December 31, 2012
Common stock awards outstanding	2,308,000	1,956,000
Common stock awards available for grant	524,000	438,000

Total common shares reserved for future issuance	2,832,000	2,394,000

Stock Options

In September 2012, the Company's board of directors approved the 2012 Equity Incentive Award Plan ("the Plan"), which became effective upon completion of our IPO. The Plan provides for the granting of incentive and nonstatutory stock options, restricted stock, restricted stock units, stock appreciation rights, deferred stock, dividend equivalents, performance awards, stock payments and other stock-based and cash-based awards to its employees, directors, and consultants at the discretion of the compensation committee of the board of directors. The Plan is the successor to the Amended and Restated 2004 Stock Plan. Any remaining shares available for future issuance under the 2004 Stock Plan are available for issuance under the Plan. In addition, the plan reserve will automatically increase annually from January 1, 2013 through January 1, 2022 by an amount equal to the smaller of: (a) 1,512,687 shares, (b) four percent of the number of shares of common stock issued and outstanding on the immediately preceding December 31, or (c) an amount determined by the Company's board of directors. As of June 30, 2013 and December 31, 2012 and 2011, a total of 3,224,000, 2,491,000 and 2,113,000 shares, respectively were authorized for grant under the Plan.

Stock options may be granted with exercise prices not less than the estimated fair value of the Company's common stock. Incentive stock options granted to individuals owning more than 10% of the total combined voting power of all classes of stock are exercisable up to five years from the date of grant. The Plan provides that the exercise price of any incentive stock option granted to a 10% stockholder cannot be less than 110% of the estimated fair value of the common stock on the date of grant. Except as set forth above, options granted under the Plan expire no later than ten years from the date of grant. Options granted to employees under the Plan vest over periods determined by the board of directors, generally over period of one to four years. Additionally, the Company has granted certain performance-based stock option awards that vest based on the achievement of certain predetermined milestones. Prior to our IPO, the board of directors determined the estimated fair value of its common stock based on assistance from an independent third-party valuation. Since our IPO, the fair value of the Company's common stock is the closing share price as reported on The NASDAQ Global Select Market on the date of grant. The fair value of the Company's common stock was $27.05, $11.69, $30.34, $8.22 and $5.90 at June 30, 2013 and 2012 and December 31, 2012, 2011 and 2010, respectively.

A summary of stock award activity for the six months ended June 30, 2013 and years ended December 31, 2012, 2011, and 2010 is as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Weighted- Average Intrinsic Value
Outstanding at December 31, 2009	1,004,000	$2.62	8.10
Granted	430,000	5.81
Exercised	(26,000)	2.25		$3.49
Forfeited	(14,000)	3.31

Outstanding at December 31, 2010	1,394,000	$3.60	7.61
Granted	78,000	7.26	9.59
Exercised	(12,000)	1.48		$5.13
Forfeited	(25,000)	5.18

Outstanding at December 31, 2011	1,435,000	$3.78	6.76
Granted	652,000	10.19	9.28
Exercised	(51,000)	2.40		$7.56
Forfeited	(80,000)	6.31

Outstanding at December 31, 2012	1,956,000	$5.86	6.87
Granted	731,000	23.63	9.61
Exercised	(295,000)	2.17		$22.37
Forfeited	(84,000)	15.52

Outstanding at June 30, 2013	2,308,000	$11.60	7.53

Vested or expected to vest at June 30, 2013	2,246,000	$11.42	7.53
Exercisable at June 30, 2013	994,000	$4.42	5.49

At June 30, 2013, the aggregate intrinsic value of options outstanding and exercisable was $35,850,000 and $22,488,000, respectively.

The Company estimates the fair value of its share-based awards to employees and directors using the Black-Scholes option pricing model. The Black-Scholes model requires the input of highly complex and subjective assumptions, including (a) the expected stock price volatility, (b) the calculation of expected term of the award, (c) the risk free interest rate and (d) expected dividends. Due to the Company's limited operating history and a lack of company specific historical and implied volatility data, the Company has based its estimate of expected volatility on the historical volatility of a group of similar companies that are publicly traded. When selecting these public companies on which it has based its expected stock price volatility, the Company selected companies with comparable characteristics to it, including enterprise value, risk profiles, position within the industry, and with historical share price information sufficient to meet the expected life of the stock-based awards. The historical volatility data was computed using the daily closing prices for the selected companies' shares during the equivalent period of the calculated expected term of the stock-based awards. The Company will continue to apply this process until a sufficient amount of historical information regarding the volatility of its own stock price becomes available. The Company has estimated the expected life of its employee stock options using the "simplified" method, whereby, the expected life equals the arithmetic average of the vesting term and the original contractual term of the option due to its lack of sufficient historical data. The risk-free interest rates for periods within the expected life of the option are based on the U.S. Treasury yield curve in effect during the period the options were granted. The Company has never paid, and does not expect to pay dividends in the foreseeable future.

The weighted-average assumptions used to estimate the fair value of stock options using the Black-Scholes option pricing model were as follows:

	Year Ended December 31,			Six Months Ended June 30,
	2012	2011	2010	2013	2012
				(unaudited)
Weighted-average exercise price of options granted	$10.19	$7.26	$5.81	$23.63	$8.63
Expected volatility	75%	77%	77%	67%	76%
Expected term (in years)	6.1	5.8	5.9	5.9	6.1
Weighted-average risk free interest rate	1.05%	1.55%	1.82%	1.11%	1.09%
Expected dividends	0%	0%	0%	0%	0%

The Company is also required to estimate forfeitures at the time of grant, and revise those estimates in subsequent periods if actual forfeitures differ from its estimates. The Company uses historical data to estimate pre-vesting option forfeitures and record stock-based compensation expense only for those awards that are expected to vest. To the extent that actual forfeitures differ from the Company's estimates, the difference is recorded as a cumulative adjustment in the period the estimates were revised. For the six months ended June 30, 2013 and 2012 and the years ended December 31, 2012 and 2011, the Company applied a forfeiture rate based on the Company's historical forfeitures. No forfeiture rate was applied prior to January 1, 2011 as forfeitures prior to such date had been insignificant.

Total compensation cost recorded in the statements of operations and comprehensive loss, which includes stock-based compensation expense, restricted shares issued to founders subject to vesting and the value of stock and options issued to nonemployees for services are allocated as follows:

	Year Ended December 31,			Six Months Ended June 30,
	2012	2011	2010	2013	2012
				(unaudited)
Research and development	$904,000	$451,000	$510,000	$1,476,000	$366,000
General and administrative	2,525,000	407,000	527,000	1,256,000	443,000

	$3,429,000	$858,000	$1,037,000	$2,732,000	$809,000

As of June 30, 2013, there was $11,933,000 of unrecognized compensation expense related to unvested employee stock option agreements, which is expected to be recognized over a weighted-average period of approximately 2.51 years. For stock option awards subject to graded vesting, the Company recognizes compensation cost on a straight-line basis over the service period for the entire award.

The Company continues to account for stock options issued to nonemployees using a fair value approach. The compensation costs of these arrangements are subject to re-measurement over the vesting terms as earned.

During the six months ended June 30, 2013 and 2012 and the years ended December 31, 2012, 2011 and 2010, the Company granted nonemployees options to purchase approximately no shares, 14,000, 16,000, 19,000 and 2,000 shares of its common stock, respectively, at exercise prices ranging from $25.88 to $5.50 per share. Compensation expense related to nonemployee option grants of $303,000, $56,000, $250,000, $50,000 and $35,000 were recorded for the six months ended June 30, 2013 and 2012 and the years ended December 31, 2012, 2011 and 2010, respectively.

The fair value of nonemployee options in the six months ended June 30, 2013 and 2012 and the years ended December 31, 2012, 2011 and 2010 was estimated using the Black-Scholes option pricing model with the following weighted-average assumptions: no dividend yield, volatility of 62%, 74%, 73%, 76% and 78%, maximum contractual life of ten years, and a risk-free interest rate of 1.09%, 0.78%, 0.67%, 1.38% and 2.01%, respectively.